Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015
C000016760
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 21,108	$ 20,703	$ 20,246	$ 19,269	$ 18,231	$ 18,449	$ 19,394	$ 19,508	$ 18,854	$ 19,402	$ 18,507	$ 18,692	$ 18,383	$ 17,961	$ 17,755	$ 17,282	$ 16,582	$ 17,230	$ 16,695	$ 16,047	$ 15,728	$ 15,183	$ 14,096	$ 14,218	$ 14,797	$ 14,990	$ 14,583	$ 13,842	$ 13,943	$ 13,669	$ 13,313	$ 13,659	$ 12,978	$ 13,584	$ 12,923	$ 11,872	$ 12,943	$ 13,434	$ 12,513	$ 13,514	$ 13,424	$ 14,665	$ 14,254	$ 14,715	$ 15,526	$ 14,811	$ 14,968	$ 14,143	$ 14,863	$ 14,488	$ 14,428	$ 14,255	$ 14,038	$ 13,528	$ 13,205	$ 12,920	$ 12,897	$ 12,392	$ 11,278	$ 11,463	$ 11,809	$ 11,308	$ 10,807	$ 10,586	$ 10,224	$ 9,428	$ 10,807	$ 11,544	$ 11,654	$ 11,329	$ 11,097	$ 10,871	$ 10,693	$ 10,830	$ 10,851	$ 10,358	$ 10,748	$ 10,495	$ 10,358	$ 10,167	$ 9,565	$ 9,998	$ 9,938	$ 10,634	$ 10,634	$ 10,681	$ 10,547	$ 10,641	$ 10,708	$ 10,661	$ 10,741	$ 11,190	$ 10,815	$ 10,669	$ 10,603	$ 10,517	$ 10,366	$ 10,339	$ 10,102	$ 10,095	$ 9,891	$ 9,720	$ 9,588	$ 9,450	$ 9,278	$ 9,143	$ 9,245	$ 9,398	$ 9,334	$ 9,309	$ 9,066	$ 9,124	$ 9,117	$ 9,028	$ 8,734	$ 9,060	$ 9,424	$ 9,669	$ 9,638	$ 9,237	$ 9,425
C000016763
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 20,760	20,385	19,947	18,989	17,979	18,208	19,156	19,281	18,645	19,198	18,324	18,522	18,231	17,815	17,628	17,160	16,473	17,128	16,608	15,974	15,662	15,135	14,059	14,193	14,783	14,980	14,576	13,852	13,956	13,697	13,345	13,697	13,024	13,645	12,987	11,940	13,018	13,521	12,608	13,624	13,542	14,805	14,394	14,866	15,698	14,984	15,160	14,332	15,068	14,692	14,646	14,478	14,271	13,764	13,442	13,166	13,151	12,640	11,508	11,713	12,070	11,569	11,061	10,840	10,476	9,671	11,091	11,850	11,971	11,640	11,413	11,186	11,008	11,158	11,186	10,682	11,094	10,838	10,710	10,519	9,901	10,353	10,297	11,025	11,032	11,088	10,955	11,060	11,144	11,095	11,187	11,656	11,278	11,133	11,071	10,988	10,835	10,814	10,578	10,571	10,363	10,189	10,064	9,918	9,744	9,609	9,724	9,894	9,826	9,812	9,561	9,629	9,622	9,541	9,236	9,582	9,975	10,241	10,214	9,792	10,000
C000016764
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 22,963	22,524	22,017	20,948	19,811	20,047	21,083	21,195	20,486	21,071	20,092	20,292	19,958	19,491	19,269	18,746	17,978	18,679	18,101	17,389	17,044	16,446	15,263	15,394	16,019	16,227	15,778	14,978	15,077	14,781	14,397	14,759	14,025	14,673	13,963	12,832	13,973	14,501	13,510	14,587	14,479	15,825	15,373	15,868	16,740	15,963	16,132	15,236	16,011	15,599	15,535	15,341	15,107	14,558	14,202	13,904	13,871	13,325	12,122	12,320	12,684	12,146	11,608	11,371	10,975	10,120	11,600	12,383	12,502	12,150	11,901	11,652	11,462	11,608	11,623	11,096	11,506	11,235	11,089	10,884	10,240	10,697	10,626	11,369	11,369	11,419	11,269	11,369	11,441	11,383	11,469	11,941	11,541	11,391	11,314	11,216	11,054	11,026	10,773	10,759	10,542	10,352	10,212	10,065	9,875	9,733	9,842	9,998	9,930	9,903	9,638	9,699	9,686	9,597	9,279	9,624	10,011	10,265	10,232	9,801	10,000
C000239806
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 1,566,106	1,536,166	1,502,387	1,428,688	1,351,918	1,367,272	1,437,900	1,445,577	1,397,212	1,437,101	1,370,329	1,383,987	1,361,224	1,329,356	1,313,422	1,278,519	1,226,164	1,273,966	1,234,510	1,185,950	1,162,428	1,121,682	1,040,975	1,049,942	1,092,538	1,106,736	1,076,097	1,020,798	1,028,271	1,008,094	981,939	1,006,599	956,531
DWS Index: S&P 500® Index
Account Value [Line Items]
Account Value	39,076	38,299	37,459	35,646	33,535	33,764	35,780	36,253	35,271	36,132	34,129	34,441	33,721	32,922	32,527	31,400	29,916	31,190	30,218	28,686	28,212	26,986	24,728	25,259	26,524	26,953	26,114	24,495	24,389	24,015	23,164	23,743	22,340	23,706	22,451	20,769	22,876	23,849	21,836	23,800	23,756	26,026	25,094	25,869	27,280	26,110	26,292	24,571	25,770	25,009	24,429	23,872	23,706	22,505	21,561	20,982	21,196	20,411	18,397	18,900	19,647	18,329	17,351	17,012	16,239	14,394	16,422	17,895	17,902	17,378	16,769	16,414	16,112	16,371	16,139	15,077	16,100	15,473	15,179	14,706	13,615	14,967	14,668	15,744	15,655	15,161	14,617	14,527	14,186	14,132	14,500	15,055	14,240	14,083	13,664	13,352	13,083	13,043	12,780	12,701	12,524	12,397	12,383	11,910	11,688	11,461	11,052	11,257	11,255	11,240	10,840	10,812	10,621	10,580	9,908	9,921	10,439	10,607	10,575	9,753	10,000
DWS Index: S&P 500® Index
Account Value [Line Items]
Account Value	39,076	38,299	37,459	35,646	33,535	33,764	35,780	36,253	35,271	36,132	34,129	34,441	33,721	32,922	32,527	31,400	29,916	31,190	30,218	28,686	28,212	26,986	24,728	25,259	26,524	26,953	26,114	24,495	24,389	24,015	23,164	23,743	22,340	23,706	22,451	20,769	22,876	23,849	21,836	23,800	23,756	26,026	25,094	25,869	27,280	26,110	26,292	24,571	25,770	25,009	24,429	23,872	23,706	22,505	21,561	20,982	21,196	20,411	18,397	18,900	19,647	18,329	17,351	17,012	16,239	14,394	16,422	17,895	17,902	17,378	16,769	16,414	16,112	16,371	16,139	15,077	16,100	15,473	15,179	14,706	13,615	14,967	14,668	15,744	15,655	15,161	14,617	14,527	14,186	14,132	14,500	15,055	14,240	14,083	13,664	13,352	13,083	13,043	12,780	12,701	12,524	12,397	12,383	11,910	11,688	11,461	11,052	11,257	11,255	11,240	10,840	10,812	10,621	10,580	9,908	9,921	10,439	10,607	10,575	9,753	10,000
DWS Index: S&P 500® Index
Account Value [Line Items]
Account Value	39,076	38,299	37,459	35,646	33,535	33,764	35,780	36,253	35,271	36,132	34,129	34,441	33,721	32,922	32,527	31,400	29,916	31,190	30,218	28,686	28,212	26,986	24,728	25,259	26,524	26,953	26,114	24,495	24,389	24,015	23,164	23,743	22,340	$ 23,706	$ 22,451	$ 20,769	$ 22,876	$ 23,849	$ 21,836	$ 23,800	$ 23,756	$ 26,026	$ 25,094	$ 25,869	$ 27,280	$ 26,110	$ 26,292	$ 24,571	$ 25,770	$ 25,009	$ 24,429	$ 23,872	$ 23,706	$ 22,505	$ 21,561	$ 20,982	$ 21,196	$ 20,411	$ 18,397	$ 18,900	$ 19,647	$ 18,329	$ 17,351	$ 17,012	$ 16,239	$ 14,394	$ 16,422	$ 17,895	$ 17,902	$ 17,378	$ 16,769	$ 16,414	$ 16,112	$ 16,371	$ 16,139	$ 15,077	$ 16,100	$ 15,473	$ 15,179	$ 14,706	$ 13,615	$ 14,967	$ 14,668	$ 15,744	$ 15,655	$ 15,161	$ 14,617	$ 14,527	$ 14,186	$ 14,132	$ 14,500	$ 15,055	$ 14,240	$ 14,083	$ 13,664	$ 13,352	$ 13,083	$ 13,043	$ 12,780	$ 12,701	$ 12,524	$ 12,397	$ 12,383	$ 11,910	$ 11,688	$ 11,461	$ 11,052	$ 11,257	$ 11,255	$ 11,240	$ 10,840	$ 10,812	$ 10,621	$ 10,580	$ 9,908	$ 9,921	$ 10,439	$ 10,607	$ 10,575	$ 9,753	$ 10,000
DWS Index: S&P 500® Index
Account Value [Line Items]
Account Value	$ 1,648,407	$ 1,615,655	$ 1,580,191	$ 1,503,723	$ 1,414,677	$ 1,424,335	$ 1,509,380	$ 1,529,335	$ 1,487,901	$ 1,524,236	$ 1,439,723	$ 1,452,899	$ 1,422,518	$ 1,388,830	$ 1,372,128	$ 1,324,599	$ 1,262,022	$ 1,315,764	$ 1,274,749	$ 1,210,133	$ 1,190,134	$ 1,138,415	$ 1,043,149	$ 1,065,554	$ 1,118,901	$ 1,137,004	$ 1,101,615	$ 1,033,337	$ 1,028,865	$ 1,013,053	$ 977,177	$ 1,001,615	$ 942,400